[letterhead from Third Avenue Value Fund]

                                   December 28, 1995


Securities Exchange Commission
Judiciary Plaza
450 Fifth Avenue
Washington, DC 20549

                    Re:  Rule 24f-2 Notice for
                         Third Avenue Value Fund, Inc.
                         File No. 33-34418

Dear Sirs:

     We herewith submit for filing via EDGAR under Rule 24f-2 of the Investment Company Act of 1940, as amended (the "1940 Act"), an amended Rule 24f-2 Notice ("Notice") for the fiscal year ended October 31, 1995 and an opinion of counsel stating that the issued shares of the Fund were legally issued, fully paid and nonassessable.

     Please note that the fee was paid to the SEC back in November.

                                   Sincerely,


                                   /s/ Jill Kopin
                                   Jill Kopin
                                   Fund Administrator

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     Third Avenue Value Fund, Inc., 767 Third Avenue, New York, NY 10017-2023

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2.   Name of each series or class of funds for which this notice is filed:

     N/A

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3.   Investment Company Act File Number:     811-6086

     Securities Act File Number:   33-34418

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4.   Last day of fiscal year for which this notice is filed:

     October 31, 1995

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

                                                                            [ ]
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

     N/A

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     5,699,436 shares         $112,183,260

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     5,699,436 shares         $112,183,260

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

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11.  Number and  aggregrate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     205,837 shares            $3,493,053

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 (from Item 10):              $       112,183,260
                                                       -------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):       +         3,493,053
                                                       -------------------
     (iii)  Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):           -        34,741,140
                                                       -------------------
     (iv)   Aggregate price of shares redeemed
            or repurchased and previously applied
            as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):             +               -0-
                                                       -------------------
     (v)    Net aggregate  price of securities sold
            and issued during the fiscal
            year in reliance on rule 24f-2 [line (i),
            plus line (ii), less line
            (iii), plus line (iv)] (if applicable):            $80,935,173
                                                       -------------------
     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation
            (see Instruction C.6):                     x      1/29th of 1%
                                                       -------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                      $27,908.68
                                                       ===================

Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     November 14, 1995   $16,187.03
     November 28, 1995   $11,721.65

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Allison Cutler
                                    -----------------------------------
                                    Allison Cutler, Assistant Treasurer
                                    -----------------------------------

     Date    December 26, 1995
          ----------------------

  *Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------

                        [Miles & Stockbridge Letterhead]
                               Miles & Stockbridge
                                10 Light Street
                         Baltimore, Maryland 21202-1487
                             Telephone 410-727-6464
                                Fax 410-385-3700

                                                               November 14, 1995


Third Avenue Value Fund, Inc.
767 Third Avenue
New York, New York  10017-2023


Ladies and Gentlemen:

     We have acted as special Maryland counsel to Third Avenue Value Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing by the Fund of a Rule 24f-2 Notice, as such term is defined in the Investment Company Act of 1940, as amended, dated of even date with this letter. We have prepared this opinion letter as attorneys admitted to practice law in the State of Maryland, and we express no opinion regarding the laws of any jurisdiction other than the State of Maryland.

     In our capacity as special Maryland counsel to the Fund and for the purpose of rendering the opinions expressed herein, we have examined originals or copies of the following documents:

     1. The Charter of the Fund as on file with the Maryland State Department of Assessments and Taxation ("SDAT") as of December 23, 1994;

     2. A Secretary's Certificate dated as of November 14, 1995 and the exhibits thereto, which exhibits include, among other things, the By-Laws of the Fund as amended through such date and copies of certain minutes of meetings of the Board of Directors of the Fund;

     3. A Treasurer's Certificate dated as of November 14, 1995 certifying, among other things, that the Fund issued certain shares of its capital stock during the period beginning November 1, 1994 and ended October 31, 1995 against payment therefor in accordance with the Charter and Bylaws of the Fund and certain resolutions authorizing their issuance; and

     4. A Certificate of Correction filed with and approved for record by SDAT on December 29, 1994.

     In rendering the opinions expressed in this letter, we have assumed that all of the documents submitted to us as originals are authentic, all of the documents submitted as certified or photostatic copies conform to the original documents, all of the signatures on all of the documents submitted to us for examination are genuine, all natural persons who executed any of the documents or certificates that we have reviewed or relied upon had legal capacity at the time of such execution, and all public records reviewed by us are accurate and complete. Moreover, in rendering the opinions expressed within this letter, we relied as to certain factual matters upon the Secretary's Certificate and the Treasurer's Certificate and made no independent investigation or inquiry regarding the matters set forth herein.

     Based upon the foregoing, and subject to the foregoing assumptions, it is our opinion that the 5,905,273 shares of the capital stock of the Fund, designated as its Common Stock, par value $.001 per share, which are being reported by the Fund on the accompanying Rule 24f-2 Notice as having been issued by the Fund during the period of November 1, 1994 through October 31, 1995 were legally issued, and are fully paid and non-assessable.

     The opinions expressed in this letter are based on the laws of the State of Maryland in effect on the date hereof. The opinions expressed herein are limited to the matters set forth in this letter, and no other opinion should be inferred beyond the matters expressly stated. This letter and the opinions expressed herein are being furnished by us to you solely for your benefit and may not be relied upon or otherwise referred to by any other person or for any other purpose without our prior written consent. Notwithstanding the foregoing, we hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.


                                                     Very Truly Yours,

                                                     Miles & Stockbridge,
                                                     a Professional Corporation



                                                     By:/S/John B. Frisch
                                                        John B. Frisch